Segment Information - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) Entity	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Segment Reporting Information [Line Items]
Depreciation | $	$ 305.6	$ 279.7	$ 274.9
Operating Segments | Personal Lines Segment | Agency Channel | Lower Limit
Segment Reporting Information [Line Items]
Independent insurance agencies and brokerages | Entity	40,000